ORGANIZATION AND BASIS OF PRESENTATION (Narrative) (Details) ¥ in Thousands, $ in Thousands								1 Months Ended					12 Months Ended
	Dec. 01, 2020	Apr. 07, 2020 CNY (¥) shares	Nov. 13, 2019 CNY (¥)	Aug. 23, 2019 CNY (¥)	Jul. 22, 2019 CNY (¥)	Jul. 10, 2018 CNY (¥) shares	Mar. 26, 2018 shares	Apr. 30, 2021 USD ($) shares	Jun. 30, 2018 CNY (¥)	Nov. 30, 2017 CNY (¥)	Nov. 30, 2016 CNY (¥)	Jan. 31, 2016 CNY (¥)	Dec. 31, 2021 CNY (¥) director	Dec. 31, 2021 USD ($) director	Dec. 31, 2020 CNY (¥) director	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Nov. 18, 2019 CNY (¥)	Nov. 30, 2016 USD ($)
Noncontrolling Interest [Line Items]
Capital injected amount													¥ 400,000	$ 62,769	¥ 700,000	¥ 0
Stock Repurchased During Period, Shares | shares																		967,408	614,033
Payments to Acquire Equity Method Investments													61,159	$ 9,597	163,844	0
Equity Method Investments													277,056		187,935					$ 43,476
Common Unit Value Authorized												¥ 1,009,000
Allowance for Doubtful Accounts Receivable, Current													¥ 4,932		¥ 6,473					$ 774
Guofu Huimei Investment Management Limited Partnership [Member]
Noncontrolling Interest [Line Items]
Equity Method Investments									¥ 746,000
ZR Group [Member]
Noncontrolling Interest [Line Items]
Percentage of Ownership in Equity Interest To Be Repurchased											75.00%												75.00%
Consideration To Be Made on Acquisition of Equity Interest											¥ 521,396												$ 521,396
ZR Group [Member] | ZR ConcordHealthcare Investment Fund SP ("SP") [Member]
Noncontrolling Interest [Line Items]
Creditor's rights settled for acquisition of equity interest											166,299
Business Combination, Consideration Transferred											¥ 7,500
ZR Guofu [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interest withdrawn			77.18%
Consideration			¥ 421,730
Period of equity interest repurchased											4 years
Creditor's rights settled for acquisition of equity interest										¥ 97,106
Consideration for repurchase of equity interest											¥ 521,396
Annual Premium Percentage to be Paid											15.00%												15.00%
Partners' Capital Account, Contributions												¥ 746,001
Percentage Of Interest In Partnership												73.93%
ZR Guofu [Member] | ZR ConcordHealthcare Investment Fund SP ("SP") [Member]
Noncontrolling Interest [Line Items]
Consideration To Be Made on Acquisition of Equity Interest											¥ 521,396
Shanghai Rongchi Medical Management Limited [Member]
Noncontrolling Interest [Line Items]
Common Unit Value Authorized																	¥ 695,305
The Group [Member]
Noncontrolling Interest [Line Items]
Partners' Capital Account, Contributions												¥ 262,999
Percentage Of Interest In Partnership												26.07%
SH MZJH
Noncontrolling Interest [Line Items]
Capital Contributed																¥ 34,540
SH MZJH | ZR ConcordHealthcare Investment Fund SP ("SP") [Member]
Noncontrolling Interest [Line Items]
Creditor's rights settled for acquisition of equity interest				¥ 82,100
Beijing Century Friendship Science and Technology Development Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interest sold									100.00%
Business Combination, Consideration Transferred																	388,500
Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interest sold									90.00%
Business Combination, Consideration Transferred																	182,100
Tianjin Jiatai Entity Management limited Partnership [Member]
Noncontrolling Interest [Line Items]
Business Combination, Consideration Transferred																	¥ 106,500
SH MZJH
Noncontrolling Interest [Line Items]
Capital Contributed | $																					$ 5,105
Percentage of equity interest sold													78.34%		56.77%					78.34%
Business Combination, Consideration Transferred					¥ 27,000
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member]
Noncontrolling Interest [Line Items]
Sale of Stock, Percentage of Ownership after Transaction	2.22%
CCM (Hong Kong) Medical Investments Limited ("CCM (HK)") [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired													100.00%							100.00%
Zhongjin Jiatai [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired													46.56%							46.56%
Shanghai Medstar Financial Leasing Company Limited ("Shanghai Medstar") [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired													100.00%							100.00%
Beijing Proton Medical Center Co Ltd [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired													80.00%							80.00%
Percentage of equity interest sold									80.00%
Tianjin Jiatai Group [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interest sold					90.00%
Redeemable Noncontrolling Interest, Equity, Common, Carrying Amount																						¥ 434,216
Tianjin Concord Medical Technology Limited ("Tianjin Concord Medical") [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired													100.00%							100.00%
Tianjin Jiatai Entity Management limited Partnership [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired													100.00%							100.00%
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired													46.56%		49.44%					46.56%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	2.36%							2.06%
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | Beijing Century Friendship Science and Technology Development Co., Ltd. [Member] | Guofu Huimei Investment Management Limited Partnership [Member]
Noncontrolling Interest [Line Items]
Sale of Stock, Percentage of Ownership after Transaction													85.34%	85.34%
Guangzhou Concord Medical Cancer Hospital Co Ltd [Member] | ZR Guofu [Member]
Noncontrolling Interest [Line Items]
Percentage of Shares Acquire for Business											70.00%
PTC Houston Management [Member] | ZR Guofu [Member]
Noncontrolling Interest [Line Items]
Percentage of Shares Acquire for Business											59.51%
CCM Hospital Business [Member] | ZR Guofu [Member]
Noncontrolling Interest [Line Items]
Percentage of Shares Acquire for Business											100.00%
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member]
Noncontrolling Interest [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		38,888,888				40,000,000	60,000,000
Number of directors entitled to delegate | director													5	5	5
Number of total directors | director													9	9
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | CITIC Industrial [Member]
Noncontrolling Interest [Line Items]
Business Combination, Consideration Transferred		¥ 700,000
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | Beijing Century Friendship Science and Technology Development Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Percentage Of Interest In Partnership									78.31%
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd [Member]
Noncontrolling Interest [Line Items]
Business Combination, Consideration Transferred									¥ 182,100
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | CCIC Capital and Other Investor [Member]
Noncontrolling Interest [Line Items]
Business Combination, Consideration Transferred						¥ 1,500,000
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | Beijing Proton Medical Center Co Ltd [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired									55.00%
Business Combination, Consideration Transferred									¥ 388,500
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | Shanghai Meizhong Jiahe Cancer Center Co Ltd [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired									54.80%
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interest sold													50.84%		51.80%					50.84%
Beijing Century Friendship Science and Technology Development Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired																	78.31%
Beijing Proton Medical Center Co Ltd [Member]
Noncontrolling Interest [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired																	55.00%
Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd [Member]
Noncontrolling Interest [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired																	54.80%
Tianjin Jiatai Entity Management limited Partnership [Member]
Noncontrolling Interest [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired																	28.77%
Investors 2021 [Member]
Noncontrolling Interest [Line Items]
Business Combination, Consideration Transferred | $								$ 400,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares								18,805,826